Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in other comprehensive income related to employee benefits	$ (358)	$ 75	$ (460)
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	91		76
Interest on net defined benefit (asset) liability	6		(2)
Other	4		4
Defined benefit expense	101		78
Defined contribution expense	19		14
Increase (decrease) in other comprehensive income related to employee benefits	(316)		(395)
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	13		7
Interest on net defined benefit (asset) liability	12		13
Other	2		1
Defined benefit expense	27		21
Increase (decrease) in other comprehensive income related to employee benefits	$ (42)		$ (65)